BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.8%				$2,468,569,815
(COST $2,668,347,757)

Asset-Backed Securities - 14.5%				365,253,025
AASET Trust, Series 2018-1A B (e)	5.437	01/16/38	7,546,459	5,301,568
Air Canada, Series 2013-1B (e)	5.375	11/15/22	382,986	345,896
Air Canada, Series 2015-1B (e)	3.875	09/15/24	1,656,468	1,416,712
America West Airlines, Series 2001-1	7.100	10/02/22	1,878,685	1,814,233
American Airlines, Series 2014-1 B	4.375	04/01/24	104,462	73,546
American Airlines, Series 2016-1 B	5.250	07/15/25	1,277,620	875,648
American Airlines, Series 2015-1 B	3.700	11/01/24	2,681,909	1,900,749
American Airlines, Series 2015-2 B	4.400	03/22/25	4,227,318	3,070,956
American Airlines, Series 2013-2 A	4.950	07/15/24	289,668	234,814
Aqua Finance Trust, Series 2017-A C (e)	8.350	11/15/35	1,750,000	1,728,129
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (e)	4.213	12/16/41	616,953	522,389
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	2,043	2,093
Business Jet Securities, LLC, Series 2019-1 B (e)	5.193	07/15/34	1,630,543	1,632,549
Business Jet Securities, LLC, Series 2018-1 A (e)	4.335	02/15/33	1,522,871	1,525,557
Business Jet Securities, LLC, Series 2018-1 B (e)	6.048	02/15/33	2,534,838	2,567,833
Cajun Global LLC, Series 2017-1A A2 (e)	6.500	08/20/47	20,757,500	20,883,706
Cibolo Canyons Special Improvement District (e)	4.250	08/20/34	2,520,000	2,318,400
CLIF V Holdings LLC, Series 2018-1H A (e)	6.020	08/19/43	1,857,884	1,900,016
CLIF V Holdings LLC, 2013-1A (e)	2.830	03/18/28	5,104,000	5,093,753
CLIF V Holdings LLC, 2013-2A (e)	3.220	06/18/28	5,895,832	5,908,748
Coinstar Funding, LLC, Series 2017-1A A2 (e)	5.216	04/25/47	27,375,413	25,955,214
Continental Airlines, Series 2012-2 B	5.500	04/29/22	5,522,195	5,398,479
Cronos Containers Program I Ltd., Series 2013-1A A (e)	3.080	04/18/28	3,225,333	3,214,954
Cronos Containers Program I Ltd., Series 2014-1A A (e)	3.040	08/18/29	654,206	652,584
DCAL Aviation Finance Ltd., Series 2015-1A A1 (e)	4.213	02/15/40	1,351,086	1,108,130
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,092,598	1,024,561
ECAF I Ltd., Series 2015-1A B1 (e)	5.802	06/15/40	21,086,196	13,691,103
ECAF I Ltd., Series 2015-1A A2 (e)	4.947	06/15/40	10,044,018	8,709,503
Element Rail Leasing LLC, Series 2014-1A B1 (e)	4.406	04/19/44	13,658,750	13,749,542
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (e)	5.193	12/15/44	3,787,003	2,461,576
Global Container Assets Ltd., 2015-1A A2 (e)	3.450	02/05/30	3,277,748	3,268,958
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (e)	3.190	07/17/29	3,196,000	3,237,518
Global SC Finance II SRL (SEACO), Series 2013-1A A (e)	2.980	04/17/28	4,800,000	4,802,981
Harley Marine Financing LLC, Series 2018-1A A2 (e)	5.682	05/15/43	13,904,591	12,594,973
HOA Funding LLC, Series 2014-1A A2 (e)	4.846	08/20/44	14,960,000	13,108,850
Horizon Aircraft Finance I Ltd., Series 2018-1 B (e)	5.270	12/15/38	2,702,399	2,056,953
HP Communities LLC (e)	5.320	03/15/23	187,485	194,908
Icon Brand Holdings LLC, Series 2012-1A A (e)	4.229	01/25/43	7,278,209	4,576,182
JOL Air Limited, Series 2019-1 B (e)	4.948	04/15/44	907,397	631,358
KDAC Aviation Finance Ltd., Series 2017-1A B (e)	5.926	12/15/42	17,132,629	10,507,655
Kestrel Aircraft Funding Ltd., Series 2018-1A B (e)	5.500	12/15/38	2,691,017	1,580,513
Korth Direct Mortgage Inc., Series 19-N008Q (e)	5.500	01/25/25	3,300,000	3,203,213
Labrador Aviation Finance Ltd., Series 2016-1A B1 (e)	5.682	01/15/42	34,041,661	21,336,922
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	3,664,131	2,062,906
MAPS Ltd., Series 2018-1A B (e)	5.193	05/15/43	2,128,193	1,255,059
ME Funding, LLC, Series 2019-1 A2 (e)	6.448	07/30/49	22,827,500	18,636,143
Merlin Aviation Holdings D.A.C., Series 2016-1 A (e)	4.500	12/15/32	7,510,001	6,486,666
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)	6.500	12/15/32	1,554,779	962,292
METAL LLC, Series 2017-1 A (e)	4.581	10/15/42	16,411,490	11,863,971
METAL LLC, Series 2017-1 B (e)	6.500	10/15/42	26,657,035	13,672,324
Mosaic Solar Loans, LLC, Series 2017-2A C (e)	2.000	06/22/43	1,330,822	1,263,041
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	413,087	409,065
Norwegian Air Shuttle ASA, Series 2016-1 A (e)	4.875	11/10/29	5,709,458	5,053,013
Oportun Funding, LLC, Series 2018-A B (e)	4.450	03/08/24	5,000,000	5,017,438
Pioneer Aircraft Finance Ltd., Series 2019-1 B (e)	4.948	06/15/44	1,419,643	987,816
PNMAC GMSR Issuer Trust, Series 2018-GT1 A, (1 month LIBOR + 2.850%, floor 2.850%) (b)(e)	3.025	02/25/23	4,000,000	3,906,352
PROP Limited, 2017-1 B (e)	6.900	03/15/42	4,296,552	2,363,104
Sapphire Aviation Finance I Ltd., Series 2018-1A B (e)	5.926	03/15/40	9,598,908	6,152,069
S-Jets Limited, Series 2017-1 B (e)	5.682	08/15/42	12,342,901	8,337,020
SMB Private Education Loan Trust, Series 2014-A C (e)	4.500	09/15/45	7,000,000	6,161,147
Solarcity Lmc Series VI LLC, Series 2016-A B (e)	6.850	09/20/48	4,858,823	4,849,245
Sprite Limited, Series 2017-1 B (e)	5.750	12/15/37	14,177,604	8,235,688
Taco Bell Funding, LLC, Series 2016-1A A2II (e)	4.377	05/25/46	1,161,000	1,163,136
TAL Advantage V LLC, Series 2013-1A A (e)	2.830	02/22/38	2,531,250	2,530,147
TAL Advantage V LLC, Series 2014-1A B (e)	4.100	02/22/39	1,959,998	1,969,277
TAL Advantage V LLC, Series 2014-2A A2 (e)	3.330	05/20/39	1,267,292	1,266,779
Textainer Marine Containers V Ltd., Series 2017-2A B (e)	4.750	06/20/42	504,009	503,462
TGIF Funding LLC, Series 2017-1A A2 (e)	6.202	04/30/47	28,050,000	24,615,839
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (e)	5.750	05/17/32	3,904,514	2,738,154
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (e)	4.750	11/15/39	1,718,081	1,174,318
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,240,507	1,188,797
US Airways, Series 2001-1 G	7.076	09/20/22	261,129	248,298
US Airways, Series 2012-2B	6.750	12/03/22	2,066,424	1,776,033
US Airways, Series 2013-1B	5.375	05/15/23	1,200,349	966,002
Wingstop Funding LLC, Series 2018-1 A2 (e)	4.970	12/05/48	1,217,700	1,254,499

Commercial Mortgage-Backed Securities - 3.2%				81,167,379
BBCMS Mortgage Trust, Series 2015-VFM A2 (e)	3.375	03/12/36	6,000,000	5,319,065
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D, (1 month LIBOR + 2.750%, floor 2.750%) (b)(e)	2.912	06/15/31	12,000,000	9,002,048
COMM Mortgage Trust, Series 2014-UBS4 D (b)(e)	4.863	08/10/47	9,740,000	6,545,947
COMM Mortgage Trust, Series 2012-CR3 E (b)(e)	4.909	10/15/45	5,000,000	2,679,162
COMM Mortgage Trust, Series 2013-CR9 D (b)(e)	4.385	07/10/45	4,898,000	2,664,643
COMM Mortgage Trust, Series 2013-CR11 D (b)(e)	5.285	08/10/50	5,000,000	3,944,520
COMM Mortgage Trust, Series 2014-CC17 D (b)(e)	5.009	05/10/47	5,210,000	3,629,538
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ C, (1 month LIBOR + 2.750%, floor 2.750%) (b)(e)	2.912	01/15/34	2,500,000	2,359,675
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (b)	3.494	08/15/48	5,795,000	3,893,654
GS Mortgage Securities Trust, Series 2010-C1 E (e)	4.000	08/10/43	17,741,000	5,380,490
GS Mortgage Securities Trust, Series 2014-GC24 D (b)(e)	4.664	09/10/47	2,955,000	1,253,863
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (b)(e)	4.752	07/15/47	5,000,000	3,179,594
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (b)(e)	4.706	09/15/47	4,966,000	3,117,293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (b)(e)	4.367	04/15/48	5,000,000	3,757,297
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (e)	3.389	10/15/47	5,000,000	4,065,050
Morgan Stanley Capital I Trust, Series 2011-C2 B (e)	5.200	06/15/44	1,570,000	1,625,994
Morgan Stanley Capital I Trust, Series 2011-C2 D (b)(e)	5.661	06/15/44	1,000,000	713,628
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (e)	6.550	11/15/34	262,859	259,127
Palisades Center Trust, Series 2016-PLSD B (e)	3.357	04/13/33	4,500,000	2,648,781
Tharaldson Hotel Portfolio Trust, Series 2018-THL D (1 month LIBOR + 2.000%, floor 2.100%) (b)(e)	2.154	11/11/34	4,900,986	4,335,441
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (e)	3.938	08/15/50	8,072,000	4,882,425
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (b)	4.687	09/15/58	800,000	854,060
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A, (1 month LIBOR + 0.750%, floor 0.750%) (b)(e)	0.912	12/15/34	1,625,000	1,571,892
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (e)	3.497	08/15/47	5,000,000	3,484,192

Convertible Bonds - 2.9%				73,497,023
Colony Capital, Inc.	5.000	04/15/23	19,225,000	18,458,653
Greenbrier Cos., Inc.	2.875	02/01/24	3,519,000	3,192,560
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	21,371,341
Two Harbors Investment Corp.	6.250	01/15/22	30,570,000	30,474,469

Corporate Bonds - 68.0%				1,716,299,187
Adani Abbot Point Terminal Pty. Ltd. (e)	4.450	12/15/22	15,670,000	14,620,932
Air Lease Corp.	3.875	04/01/21	500,000	505,275
Air Lease Corp.	3.375	06/01/21	1,312,000	1,328,184
Air Lease Corp.	2.500	03/01/21	104,000	104,589
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,705,310
Aircastle Ltd.	5.500	02/15/22	1,590,000	1,626,982
Albemarle Corp. (3 month LIBOR + 1.050%) (b)	1.330	11/15/22	1,500,000	1,494,821
Ally Financial Inc.	7.500	09/15/20	525,000	525,989
Ally Financial Inc.	4.250	04/15/21	3,600,000	3,661,110
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,231,863
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (b)	5.750	03/15/27	5,000,000	5,118,280
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	35,717,292
Andeavor LLC	5.125	04/01/24	3,380,000	3,453,927
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	956,254
Arbor Realty Trust, Inc. (e)	5.750	04/01/24	10,000,000	10,011,409
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,525,603
Arbor Realty Trust, Inc. (e)	4.750	10/15/24	10,000,000	9,562,540
Aspen Insurance Holdings Ltd.	4.650	11/15/23	2,377,000	2,546,314
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (b)	2.693	12/15/66	31,751,000	22,225,700
AutoNation, Inc.	3.350	01/15/21	19,105,000	19,188,426
Avana Bonhon, LLC (e)	6.125	09/15/24	5,000,000	5,183,617
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (b)(d)	4.000	09/16/20	2,600,000	2,499,588
BAC Capital Trust XIV (3 month LIBOR + 0.400%, floor 4.000%) (b)(d)	4.000	09/16/20	4,000,000	3,840,500
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,513,661
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (b)	0.776	11/19/30	671,000	559,566
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (b)(d)	5.200	06/01/23	2,500,000	2,571,250
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (b)(d)	4.800	08/25/24	6,977,000	7,168,867
Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) (b)(d)	3.726	12/20/20	9,989,000	9,961,730
Bank of the Ozarks, Inc. (5.500% to 07/01/21, then 3 month LIBOR + 4.425%) (b)	5.500	07/01/26	20,370,000	20,898,865
Barclays Bank PLC	5.140	10/14/20	29,698,000	29,834,131
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.595	04/30/29	2,425,000	2,207,880
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05 - 0.250%), floor 0.000%, cap 8.000%) (b)	3.720	08/28/29	3,618,000	3,416,221
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then SOFRRATE + 4.335%) (b)(e)	5.625	10/15/29	3,000,000	3,140,732
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (b)	5.250	09/15/30	8,455,000	8,353,021
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (b)(e)	5.625	08/01/28	9,000,000	9,480,317
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (b)	1.348	06/06/22	25,355,000	25,560,658
Best Buy Co., Inc.	5.500	03/15/21	156,000	158,247
Block Financial LLC	5.500	11/01/22	1,432,000	1,534,533
Block Financial LLC	4.125	10/01/20	19,165,000	19,209,389
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (b)	6.000	07/01/30	12,000,000	12,325,750
Capital Funding Bancorp, Inc. (e)	6.000	12/01/23	20,000,000	21,219,111
Carnival Corp.	3.950	10/15/20	3,549,000	3,535,691
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	2,060,614
Centene Corp.	4.750	05/15/22	2,000,000	2,015,000
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (b)(d)	4.625	03/01/22	21,618,000	21,834,180
Citigroup Global Markets Holdings Inc. (6.400% to 01/20/21, then (15 x (USISDA30 - USISDA02) subject to index barriers, floor 0.000%, cap 6.400%) (b)	6.400	01/29/35	5,000,000	4,617,500
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.500	11/15/28	245,000	220,598
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	3.065	12/20/33	2,863,000	2,500,544
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (b)	2.952	12/23/29	1,152,000	1,061,455
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (b)	0.776	11/19/30	727,000	608,790
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.845	03/28/29	936,000	850,730
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 8.150%) (b)	2.888	03/26/29	1,303,000	1,176,609
Citigroup, Inc. (5.5 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.811	04/29/29	269,000	253,048
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.636	07/09/33	1,394,000	1,202,186
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (b)	2.424	07/09/28	740,000	668,960
Clear Blue Financial Holdings, LLC (e)	7.000	04/15/25	5,000,000	4,949,961
Congressional Bancshares, Inc. (5.750% to 12/01/24, then SOFRRATE + 4.390%) (b)(e)	5.750	12/01/29	5,000,000	5,186,180
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (b)	5.200	02/01/28	6,375,000	6,374,179
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE + 5.605%) (b)	5.750	06/15/30	7,780,000	7,859,184
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (b)	5.875	06/01/28	8,250,000	8,663,721
Cowen Inc. (e)	7.250	05/06/24	20,000,000	20,638,593
CRB Group, Inc. (e)	6.250	06/15/23	5,000,000	5,038,514
D.R. Horton, Inc.	2.550	12/01/20	250,000	251,308
Depository Trust & Clearing Corp. (3 month LIBOR + 3.167%) (b)(d)(e)	3.480	12/15/20	1,850,000	1,802,955
Deutsche Bank AG	3.150	01/22/21	15,373,000	15,497,047
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,298,660
Deutsche Bank AG	4.250	10/14/21	313,000	323,718
Deutsche Bank AG	4.250	02/04/21	855,000	867,020
Drawbridge Special Opportunities Fund L.P. (e)	5.000	08/01/21	14,000,000	14,069,530
DXC Technology Co.	4.000	04/15/23	6,431,000	6,785,044
DXC Technology Co.	4.125	04/15/25	1,980,000	2,142,050
Eagle Bancorp, Inc.	5.750	09/01/24	1,725,000	1,803,591
Eagle Bancorp, Inc. (5.000% to 08/01/21, then 3 month LIBOR + 3.850%) (b)	5.000	08/01/26	13,459,000	13,526,019
EF Holdco Inc. / EF Cayman Holdings Ltd. (e)	5.500	09/01/22	3,500,000	3,533,855
Enstar Group Ltd.	4.500	03/10/22	22,572,000	23,607,822
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (b)	5.250	08/16/77	6,666,000	6,399,360
Enterprise Products Operating LLC	5.200	09/01/20	320,000	320,000
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (b)	3.128	06/01/67	8,538,000	6,830,400
EQT Corp.	3.000	10/01/22	11,089,000	10,943,457
EQT Corp.	3.900	10/01/27	7,737,000	7,485,548
Essex Portfolio LP	5.200	03/15/21	248,000	251,060
EverBank Financial Corp. (6.000% to 03/15/21, then 3 month LIBOR + 4.704%) (b)	6.000	03/15/26	4,000,000	4,057,534
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (b)	2.665	05/01/67	24,705,000	20,998,895
Express Scripts Holding Co. (3 month LIBOR + 0.750%) (b)	1.006	11/30/20	26,564,000	26,569,667
F&M Financial Services Corp. (5.950% to 09/15/24, then SOFRRATE + 4.840%) (b)(e)	5.950	09/15/29	9,000,000	9,056,243
Family Dollar Stores, Inc.	5.000	02/01/21	112,000	113,931
Federal Realty Investment Trust	2.550	01/15/21	500,000	502,094
FedNat Holding Co.	7.500	03/15/29	17,000,000	17,340,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (b)(e)	6.875	10/15/28	6,500,000	6,935,392
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE + 4.650%) (b)(e)	6.000	11/01/29	7,000,000	7,399,064
Fifth Third Bancorp (3 month LIBOR + 3.129%) (b)(d)	3.437	10/01/20	25,010,000	21,821,225
First Financial Bancorp (5.250% to 05/15/25, then SOFRRATE + 5.090%) (b)	5.250	05/15/30	3,000,000	3,035,472
First Horizon National Corp.	5.750	05/01/30	5,000,000	5,659,806
Flagstar Bancorp, Inc.	6.125	07/15/21	41,271,000	42,029,902
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (b)	5.250	12/15/26	4,030,000	4,081,058
Ford Motor Credit Co. LLC (3 month LIBOR + 0.810%) (b)	1.114	04/05/21	4,450,000	4,383,456
Ford Motor Credit Co. LLC (3 month LIBOR + 2.550%) (b)	2.826	01/07/21	900,000	896,897
Ford Motor Credit Co. LLC (3 month LIBOR + 0.430%) (b)	0.681	11/02/20	800,000	795,202
Ford Motor Credit Co. LLC	5.750	02/01/21	1,664,000	1,681,663
Ford Motor Credit Co. LLC	3.336	03/18/21	200,000	200,500
Fortive Corp.	2.350	06/15/21	347,000	351,598
FPL Group, Inc. (3 month LIBOR + 2.0675%) (b)	2.364	10/01/66	9,285,000	7,613,700
General Electric Capital Corp. (3 month LIBOR + 0.380%) (b)	0.629	05/05/26	5,148,000	4,761,571
General Electric Co. (5.000% to 01/21/21, then 3 month LIBOR + 3.330%) (b)(d)	5.000	01/21/21	46,706,000	36,642,725
Great Southern Bancorp, Inc. (5.250% to 08/15/21, then 3 month LIBOR + 4.087%) (b)	5.250	08/15/26	6,450,000	6,462,067
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (b)	5.500	06/15/30	2,000,000	2,036,152
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	11,310,000
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (b)	5.450	03/30/27	7,700,000	7,766,665
Hillshire Brands Co.	4.100	09/15/20	8,647,000	8,653,599
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (b)	5.750	05/15/30	8,000,000	8,081,484
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (b)	5.625	04/15/27	6,083,000	6,215,144
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (b)	5.625	07/01/30	6,000,000	6,081,236
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,023,162
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,235,391
Hospitality Properties Trust	4.500	03/15/25	720,000	671,400
Hospitality Properties Trust	4.250	02/15/21	1,617,000	1,612,958
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,417,335
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (b)(e)	6.000	12/06/28	3,000,000	3,228,728
IDEX Corp.	4.200	12/15/21	4,990,000	5,177,152
Infinity Property & Casualty Corp.	5.000	09/19/22	89,000	95,127
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (b)	6.000	03/30/27	500,000	508,587
JD.com, Inc.	3.125	04/29/21	300,000	303,392
Jefferies Group LLC	6.875	04/15/21	333,000	345,410
Jefferies Group LLC / Jefferies Group Capital Finance Inc. (4.000% to 01/27/22, then 6.000%) (c)	4.000	01/27/32	750,000	745,877
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,063,729
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (b)(d)	3.616	10/01/20	9,552,000	9,060,645
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (b)(d)	4.000	04/01/25	5,000,000	4,743,750
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (b)(d)	3.738	10/30/20	9,030,000	8,739,685
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (b)(d)	4.051	11/01/20	2,000,000	1,993,000
Lincoln National Corp. (3 month LIBOR + 2.3575%) (b)	2.638	05/17/66	29,378,000	22,039,376
Lincoln National Corp. (3 month LIBOR + 2.040%) (b)	2.312	04/20/67	25,384,000	18,010,891
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (b)	1.371	12/28/20	14,988,000	14,995,151
Marathon Petroleum Corp.	5.375	10/01/22	25,286,000	25,387,687
Marathon Petroleum Corp.	5.125	04/01/24	36,647,000	37,448,540
Marriott Int'l., Inc.	3.125	10/15/21	5,000,000	5,099,258
MBIA Inc.	6.400	08/15/22	32,463,000	32,300,685
Medallion Financial Corp. (e)	8.250	03/22/24	10,000,000	10,086,533
Mellon Capital IV (3 month LIBOR + 0.565%, floor 4.000%) (b)(d)	4.000	10/01/20	8,094,000	8,039,406
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (b)	5.375	12/30/29	10,000,000	10,030,791
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (b)	1.073	09/15/26	3,870,000	3,799,757
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (b)	5.750	08/15/26	6,200,000	6,281,904
MetLife, Inc. (3 month LIBOR + 3.575%) (b)(d)	3.888	10/01/20	38,031,000	37,508,074
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) (b)(e)	6.250	03/15/27	2,000,000	2,076,277
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE + 3.610%) (b)	5.000	09/30/29	5,000,000	5,051,769
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (e)	6.500	06/20/27	7,000,000	7,280,000
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (b)(e)	5.875	07/15/28	6,000,000	6,319,741
MM Finished Lots Holdings, LLC (e)	7.250	01/31/24	7,915,840	7,915,840
MPLX LP	6.250	10/15/22	37,793,000	37,869,617
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	27,570,000	28,466,025
National Rural Utilities Cooperative Finance Corp. (4.750% to 04/30/23, then 3 month LIBOR + 2.910%) (b)	4.750	04/30/43	1,690,000	1,741,856
NBCUniversal Enterprise, Inc. (d)(e)	5.250	03/19/21	10,000,000	10,150,000
Newfield Exploration Co.	5.750	01/30/22	9,575,000	9,778,619
Newport Realty Trust, Inc. (e)	6.250	12/01/24	10,000,000	10,353,894
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,035,389
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (b)(e)	5.500	03/16/26	18,500,000	18,451,577
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (b)(e)	6.375	09/30/27	5,000,000	5,181,721
Nexteer Automotive Group Ltd. (e)	5.875	11/15/21	1,200,000	1,199,929
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then SOFRRATE + 4.905%) (b)(e)	6.000	09/30/29	5,000,000	4,931,452
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (b)(e)	6.875	10/01/28	5,000,000	5,328,188
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE + 5.095%) (b)	5.250	05/15/30	6,000,000	6,091,658
Office Properties Income Trust	4.250	05/15/24	13,441,000	13,610,545
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,462,529
Office Properties Income Trust	4.500	02/01/25	100,000	101,304
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) b)	5.750	12/31/26	1,945,000	1,956,961
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (b)	5.500	07/01/26	500,000	506,068
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (b)	6.000	12/30/28	1,750,000	1,735,064
Pacific Continental Corp. (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (b)	5.875	06/30/26	510,000	519,613
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then SOFRRATE + 5.170%) (b)	5.375	06/15/30	5,000,000	5,017,787
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (b)(e)	6.000	03/31/30	10,000,000	10,101,648
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (b)(e)	7.250	02/15/29	3,000,000	3,227,633
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/24	1,815,000	1,764,180
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/25	1,530,000	1,472,625
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/23	1,705,000	1,673,031
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/23	3,841,000	3,768,981
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/26	1,415,000	1,353,094
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/21	80,000	79,200
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/22	1,000,000	987,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/22	2,738,000	2,703,775
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b)(e)	0.750	09/15/24	4,799,000	4,664,628
Pinnacle Bank (3 month LIBOR + 3.128%) (b)(e)	3.396	07/30/25	2,100,000	2,099,971
Plains All American Pipeline, L.P. / PAA Finance Corp.	5.000	02/01/21	2,503,000	2,521,326
PNM Resources Inc.	3.250	03/09/21	1,230,000	1,246,203
Preferred Bank (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (b)	6.000	06/15/26	10,240,000	10,515,937
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (b)	3.324	05/15/55	26,065,000	23,797,345
ProAssurance Corp.	5.300	11/15/23	15,001,000	15,739,134
QVC Inc.	4.375	03/15/23	709,000	739,133
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (b)	6.180	12/01/28	5,000,000	5,308,135
RBB Bancorp (6.500% to 03/31/21, then 3 month LIBOR + 5.160%) (b)(e)	6.500	03/31/26	2,000,000	2,029,388
ReadyCap Holdings, LLC (e)	7.500	02/15/22	26,000,000	26,437,451
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (b)	2.978	12/15/65	33,529,000	27,619,514
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (b)	5.125	12/15/29	10,000,000	10,071,086
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (b)	5.000	09/01/26	4,100,000	4,142,218
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	89,515
SAIC, Inc.	4.450	12/01/20	27,134,000	27,134,000
Sandy Spring Bank (5.625% to 09/30/21, then 3 month LIBOR + 4.409%) (b)	5.625	09/30/26	2,500,000	2,536,845
SBL Holdings, Inc. (e)	5.125	11/13/26	2,406,000	2,304,273
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	532,590
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,566,768
Silversea Cruise Finance Ltd. (e)	7.250	02/01/25	28,256,000	28,350,799
SLM Corp.	6.150	06/15/21	146,000	144,883
SLM Corp.	6.000	06/15/21	261,000	258,715
SLM Corp. (c)	6.250	09/15/20	172,000	171,947
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then SOFRRATE + 5.310%) (b)	5.400	09/01/30	2,000,000	2,031,955
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (b)(e)	5.875	01/31/27	2,000,000	2,070,500
Southern Star Central Corp. (e)	5.125	07/15/22	6,142,000	6,134,831
Southside Bancshares, Inc. (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (b)	5.500	09/30/26	2,035,000	2,044,938
Spend Life Wisely Co., Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (b)(e)	5.875	03/15/27	8,500,000	8,675,447
Standard Industries Inc. (e)	6.000	10/15/25	15,508,000	16,074,042
State Street Corp. (5.250% to 09/15/20, then 3 month LIBOR + 3.597%) (b)(d)	5.250	12/15/20	5,109,000	5,134,545
Stifel Financial Corp.	3.500	12/01/20	305,000	306,334
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (b)(e)	5.750	06/15/29	4,000,000	4,224,097
TransCanada PipeLines Ltd.	3.800	10/01/20	1,300,000	1,303,547
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (b)	2.490	05/15/67	24,473,000	17,446,389
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,533,551
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (b)	5.750	05/15/30	8,000,000	8,086,222
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (b)(d)	4.800	09/01/24	12,452,000	12,919,159
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (b)(e)	6.500	09/01/28	6,000,000	6,363,519
VeriSign, Inc.	4.625	05/01/23	3,230,000	3,266,337
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (b)(e)	5.750	11/15/29	9,000,000	8,667,845
Wachovia Capital Trust III (3 month LIBOR + 0.930%, floor 5.56975%) (b)(d)	5.570	10/01/20	1,025,000	1,030,381
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (b)	2.393	05/15/67	870,000	718,586
Wells Fargo & Co. (3 month LIBOR + 0.750%, floor 2.000%, cap 7.000%) (b)	2.000	01/31/21	150,000	150,283
Western Gas Partners LP	4.500	03/01/28	139,000	139,347
WT Holdings, Inc. (e)	7.000	04/30/23	18,000,000	18,360,000

Residential Mortgage-Backed Securities - 1.4%				34,827,940
COLT Mortgage Loan Trust, Series 2019-1 A2 (e)	3.909	03/25/49	2,093,698	2,121,734
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	259,193	263,693
Homeward Opportunities Fund I Trust, Series 2018-2 A1 (b)(e)	3.985	11/25/58	27,013,709	27,894,999
Minnesota Housing Finance Agency	2.700	09/01/41	1,608,324	1,630,422
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (b)(e)	3.135	11/25/45	200,954	205,145
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (b)(e)	3.140	11/25/45	2,431,854	2,500,397
Sequoia Mortgage Trust, Series 2018-CH1 A11 (b)(e)	3.500	02/25/48	181,051	182,510
WinWater Mortgage Loan Trust, Series 2015-A A5 (e)	3.500	06/20/45	29,046	29,040

Sovereign Bonds - 0.4%				10,862,933
Antares Holdings LP (e)	6.000	08/15/23	4,830,000	4,833,226
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (b)	1.462	10/02/21	6,000,000	6,029,707

Taxable Municipal Bonds - 0.5%				12,937,164
California Statewide Communities Development Authority	5.370	06/01/21	140,000	143,347
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	46,398
County of Reeves TX Certs. of Participation	6.125	12/01/20	345,667	346,970
Eastern Illinois University	5.700	04/01/21	125,000	125,348
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	803,426
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	1,850,000	1,865,373
Garza County TX Public Facility Corp.	6.200	10/01/20	440,000	438,354
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,045,000	1,041,990
New Jersey Sports & Exposition Authority	6.076	03/01/23	275,000	295,345
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	175,000	181,178
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	400,000	402,548
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	966,741
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	994,293
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,040,726
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	989,490
Summit County OH Development Finance Authority	6.250	05/15/26	730,000	731,840
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	2,480,000	2,523,797

U.S. Government & Agency Securities - 0.0%^				246,829
Federal Farm Credit Banks	1.750	10/26/20	125,000	125,311
Federal Farm Credit Banks	1.900	11/27/20	121,000	121,518

U.S. Government Agency Mortgage-Backed Securities - 6.9%				173,478,335
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	6,699,476	933,045
Fannie Mae Pool, Series 890163	5.500	03/01/24	308,171	316,577
Fannie Mae REMIC, Series 2011-136 ES (IO), (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (b)	6.375	02/25/41	5,365,654	515,614
Fannie Mae REMIC, Series 2011-24 PC	4.000	10/25/39	450,678	452,739
Fannie Mae REMIC, Series 2010-2 SG (IO), (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (b)	6.275	10/25/39	3,323,348	92,535
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	544,313	554,598
Fannie Mae REMIC, Series 2020-8 WA (b)	7.566	07/25/49	2,360,330	2,780,724
Fannie Mae REMIC, Series 2019-74 WA (b)	7.396	07/25/49	2,360,331	2,767,267
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	5,684,920	353,412
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	8,797,779	570,372
Fannie Mae REMIC, Series 2014-26 KA	4.000	04/25/39	599,176	607,112
Fannie Mae REMIC, Series 2013-93 SI (IO), (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (b)	5.014	09/25/43	37,165,732	5,063,939
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	225,305	239,916
Fannie Mae REMIC, Series 2013-73 BA	3.500	10/25/37	52,058	52,087
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	11,182,047	713,131
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	3,986,867	224,203
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	5,085,904	433,797
Fannie Mae REMIC, Series 2013-20 CS (IO), (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (b)	5.975	03/25/43	6,696,249	1,086,287
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	11,504,912	726,992
Fannie Mae REMIC, Series 2012-114 HS (IO), (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (b)	5.975	03/25/40	9,661,796	553,525
Fannie Mae REMIC, Series 2012-122 SA (IO), (-1.0 times 1 month LIBOR + 6.200%, floor 0.000%, cap 6.200%) (b)	6.025	02/25/40	6,893,862	517,941
Fannie Mae REMIC, Series 2012-14 SH (IO), (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (b)	6.375	07/25/40	4,061,808	296,475
Fannie Mae REMIC, Series 2012-14 DS (IO), (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (b)	6.325	03/25/42	11,219,400	2,750,148
Fannie Mae REMIC, Series 2013-66 MK	3.000	09/25/36	251,941	253,198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (b)	0.452	08/25/25	179,667,199	2,657,996
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (b)	1.397	05/25/26	79,544,213	4,850,001
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (b)	0.565	01/25/25	179,857,667	2,949,522
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (b)	0.195	10/25/26	224,702,507	1,213,776
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	25,038,230	1,922,445
Freddie Mac REMIC, Series 4799 MA	4.000	03/15/42	230,689	230,978
Freddie Mac REMIC, Series 4793 D	4.000	04/15/42	534,544	536,289
Freddie Mac REMIC, Series 4765 AB	4.000	06/15/40	208,675	210,583
Freddie Mac REMIC, Series 4784 GK	3.500	09/15/40	1,300,540	1,302,430
Freddie Mac REMIC, Series 4848 EA	4.500	08/15/43	2,487,173	2,504,755
Freddie Mac REMIC, Series 4830 WA	4.000	04/15/44	2,480,274	2,500,886
Freddie Mac REMIC, Series 4828 MA	4.000	08/15/42	114,126	114,159
Freddie Mac REMIC, Series 4850 AB	4.000	02/15/43	372,412	373,747
Freddie Mac REMIC, Series 4852 TA	4.000	02/15/43	193,378	193,879
Freddie Mac REMIC, Series 4900 BZ	3.000	07/25/49	2,054,871	2,052,926
Freddie Mac REMIC, Series 4921 ZN	3.000	10/25/49	1,834,281	1,830,960
Freddie Mac REMIC, Series 4930 LA	4.500	11/15/42	2,319,274	2,330,833
Freddie Mac REMIC, Series 4935 US, (-1.0 times 1 month LIBOR + 4.000%, floor 0.000%, cap 4.000%) (b)	3.844	12/25/49	1,456,592	1,454,781
Freddie Mac REMIC, Series 4790 KA	4.000	07/15/40	22,810	22,795
Freddie Mac REMIC, Series 4802 EA	4.000	05/15/42	384,460	385,700
Freddie Mac REMIC, Series 4791 GA	3.500	09/15/40	67,180	67,160
Freddie Mac REMIC, Series 4800 TA	4.000	04/15/42	180,284	180,864
Freddie Mac REMIC, Series 4776 NA	4.000	06/15/40	2,625,453	2,636,494
Freddie Mac REMIC, Series 4786 DA	3.500	07/15/40	144,570	144,769
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	146,265	149,742
Freddie Mac REMIC, Series 4002 MI (IO)	4.000	01/15/39	6,168,316	127,028
Freddie Mac REMIC, Series 4050 EI (IO)	4.000	02/15/39	3,820,287	105,422
Freddie Mac REMIC, Series 4062 BA	3.500	06/15/38	2,431,649	2,451,847
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	15,857,760	1,006,486
Freddie Mac REMIC, Series 4116 US (IO), (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (b)	4.444	10/15/42	8,344,740	1,691,292
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	5,364,818	363,670
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	5,650,477	353,402
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	2,856,533	291,248
Freddie Mac REMIC, Series 4238 Class NS (IO), (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (b)	6.538	02/15/42	2,390,263	329,023
Freddie Mac REMIC, Series 4060 SJ (IO), (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (b)	6.488	02/15/41	3,775,120	445,911
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	1,635,159	1,675,630
Freddie Mac REMIC, Series 4776 DJ	4.000	04/15/41	468,973	471,695
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	5,386,970	185,046
Freddie Mac REMIC, Series 4773 EA	4.000	10/15/42	1,248,090	1,266,598
Freddie Mac REMIC, Series 4770 HJ	4.500	11/15/43	4,779,046	4,870,141
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	2,489,455	94,627
Freddie Mac REMIC, Series 4764 BA	4.000	06/15/42	502,145	508,557
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	2,978,498	3,102,861
Freddie Mac REMIC, Series 4364 SE (IO), (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (b)	6.538	12/15/39	6,741,510	420,908
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	371,312	377,605
Freddie Mac REMIC, Series 4327 A	4.000	02/15/40	404,611	408,947
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	14,541	17,132
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (b)	1.027	06/16/61	125,365,664	9,834,861
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	1,059,951	66,072
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (b)	1.014	07/16/61	73,214,253	5,836,860
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (b)	0.742	11/16/61	46,842,038	2,972,563
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (b)	1.196	07/16/62	52,740,933	4,882,302
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (b)	0.846	06/16/61	64,470,818	4,321,608
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	1,171,128	26,631
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO), (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (b)	5.892	03/20/48	11,033,889	1,517,306
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	2,549,581	223,179
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	1,851,425	68,658
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	2,069,651	63,027
Ginnie Mae REMIC Trust, Series 2020-31 KS (IO), (-1.0 times 1 month LIBOR + 6.100%, floor 0.000%, cap 6.100%) (b)	5.942	03/20/50	8,814,420	1,637,651
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (b)	0.928	08/16/61	65,643,559	4,994,287
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	10,832,221	580,491
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	2,767,603	177,252
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (b)	0.693	12/16/60	116,702,012	7,383,760
Ginnie Mae REMIC Trust, Series 2014-74 CI (IO)	3.000	03/20/39	6,143,198	43,611
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (b)	0.922	05/16/61	36,298,929	2,783,928
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (b)	1.104	01/16/62	54,779,457	4,781,617
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	413,244	426,370
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	229,276	229,364
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (b)	0.910	04/16/53	35,135,668	843,175
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	211,691	212,597
Ginnie Mae REMIC Trust, Series 2014-81 EK	3.000	12/20/42	185,191	185,750
Ginnie Mae REMIC Trust, Series 2015-30 A	2.350	05/16/41	866,016	873,823
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (b)	0.716	10/16/56	104,089,691	4,438,790
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (b)	0.850	10/16/56	52,708,664	2,898,407
Ginnie Mae REMIC Trust, Series 2016-46 KB	2.250	03/20/42	771,296	777,473
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	8,642,050	817,164
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	29,410,396	1,548,028
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (b)	0.712	01/16/60	186,376,778	10,718,864
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (b)	0.591	02/16/60	143,152,821	7,581,903
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (b)	0.831	11/16/60	52,073,907	3,481,719
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (b)	1.206	01/16/62	54,742,133	5,055,808
Ginnie Mae REMIC Trust, Series 2020-123 TZ	1.000	08/20/50	5,004,299	4,954,256

SHORT-TERM INVESTMENTS - 0.8%				20,099,247
(COST $20,099,247)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.066%		100,000	100,000

U.S. Government & Agency Securities- 0.8%				19,999,247
U.S. Treasury Bills (f)	0.086%	10/01/20	10,000,000	9,999,392
U.S. Treasury Bills (f)	0.078%	09/10/20	10,000,000	9,999,855

TOTAL INVESTMENTS - 98.6% (COST $2,688,447,004)				2,488,669,062

NET OTHER ASSETS AND LIABILITIES - 1.4%				34,539,784

NET ASSETS - 100.0%				$2,523,208,846

(a)	Rate shown represents the 7-day yield at August 31, 2020.
(b)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is a "step-up" bond where the coupon increases or steps up at a redetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2020.

(d)	Perpetual maturity; date shown represents next contractual call date.
(e)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  It has been deemed liquid under guidance approved by the Board. At August 31, 2020, the aggregate value of these securities was $866,314,844, representing 34.3% of net assets.

(f)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2020.
^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
DAC	Designated Activity Company
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	–	365,253,025	–	365,253,025
Commercial mortgage-backed securities	–	81,167,379	–	81,167,379
Convertible bonds	–	73,497,023	–	73,497,023
Corporate bonds	–	1,716,299,187	–	1,716,299,187
Residential mortgage-backed securities	–	34,827,940	–	34,827,940
Sovereign bonds	–	10,862,933	–	10,862,933
Taxable municipal bonds	–	12,937,164	–	12,937,164
U.S. government & agency securities	–	246,829	–	246,829
U.S. government agency mortgage-backed securities	–	173,478,335	–	173,478,335
Total bonds	–	2,468,569,815	–	2,468,569,815
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	19,999,247	–	19,999,247
Total short-term investments	100,000	19,999,247	–	20,099,247
Total investments	$100,000	$2,488,569,062	$-	$2,488,669,062

The Fund did not invest in any level-3 investments during the nine-month period ended August 31, 2020.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.